Stock Warrants - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of warrants or rights expiry date	Oct. 15, 2026
Financial liabilities at fair value	$ 6,577,000	$ 87,163,000
Class of warrants or rights term	5 years
Class of warrants redemption price per unit	$ 10.00
Change in fair value of derivative warrant liabilities	$ (17,269,000)	469,000
Other Nonoperating Income (Expense) [Member]
Change in fair value of derivative warrant liabilities	$ 17,300,000	$ 500,000
Warrant [Member]
Warrants exercise price	$ 11.50
Common Stock [Member]
Number of days determining fair market value of the ClassA ordinary shares	10 days
Securities called by each warrant	0.361
Share Price Equals Or Exceeds 10 USD [Member]
Class of warrants redemption price per unit	$ 0.10
Class of warrants redemption notice period	30 days
Share Price	$ 10.00
Share Price More Than Or Equals To USD Eighteen [Member]
Class of warrants redemption price per unit	$ 0.01
Class of warrants redemption notice period	30 days
Share Price	$ 18.00
Number of trading days for determining share price	30 days
Number of consecutive trading days determining warrants redeemable	20 days
Share Price Less Than Or Equals To USD Eighteen [Member]
Class of warrants redemption price per unit	$ 18.00
Public Warrants [Member]
Warrants outstandings	9,343,750
Private Warrant [Member]
Warrants outstandings	6,316,667
Triple Point Venture Growth BDC Corporation [Member] | Warrants To Purchase Series B Redeemable Convertible Preferred Stock [Member]
Class of warrants or rights number of securities covered by the warrants or rights	115,875
Warrants exercise price	$ 6.90
Class of warrants or rights expiry date	Nov. 13, 2030
Financial liabilities at fair value	$ 200
Blue Torch [Member] | Warrants To Purchase Common Stock [Member]
Class of warrants or rights number of securities covered by the warrants or rights	163,454
Warrants exercise price	$ 0.03
Class of warrants or rights term	10 years
Warrants at fair value	$ 1,400